Investments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale, Amortized Cost	$ 34,434	$ 29,856
Debt Securities, Available-for-sale, Fair Value	35,744	29,569
Due in One Year Or Less [Member]
Debt Securities, Available-for-sale, Amortized Cost	6,495
Debt Securities, Available-for-sale, Fair Value	6,554
Due After One Year Through Five Years [Member]
Debt Securities, Available-for-sale, Amortized Cost	10,990
Debt Securities, Available-for-sale, Fair Value	11,511
Due After One Year Through Ten Years [Member]
Debt Securities, Available-for-sale, Amortized Cost	2,993
Debt Securities, Available-for-sale, Fair Value	3,250
Due After Ten Years [Member]
Debt Securities, Available-for-sale, Amortized Cost	8,738
Debt Securities, Available-for-sale, Fair Value	9,194
Debt Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	34,434	29,856
Debt Securities, Available-for-sale, Fair Value	35,744	29,569
Residential Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	3,217	639
Debt Securities, Available-for-sale, Fair Value	3,234	$ 653
Other Structured Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	2,001
Debt Securities, Available-for-sale, Fair Value	$ 2,001